Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets
Intangible Assets

6)    Intangible Assets

Balance at December 31, 2019	$38,811,137
Amortization expense	(6,650,218)
Balance at December 31, 2020	32,160,919
Amortization expense	(5,178,821)
Balance at September 30, 2021	$26,982,098

The future annual amortization related to the Company’s intangible assets is as follows as of September 30, 2021:

2021 (remaining 3 months)	1,688,951
2022	6,191,740
2023	5,445,729
2024	4,650,787
Thereafter	9,004,891
Total	$26,982,098

The intangible assets held by the Company are the Stendra® product, Timm Medical product, and PTV product and are being amortized over their estimated useful lives of 10 years , 12 years , and 12 years, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of September 30, 2021, are $20.4 million, $5.1 million, and $1.4 million, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of December 31, 2020, are $24.6 million, $5.9 million, and $1.6 million, respectively.

6)    Intangible Assets

Balance at December 31, 2018	$44,100,542
Amortization expense	(5,289,405)
Balance at December 31, 2019	$38,811,137
Amortization expense	(6,650,218)
Balance at December 31, 2020	$32,160,919

The future annual amortization related to the Company’s intangible assets is as follows:

2021	6,867,771
2022	6,191,740
2023	5,445,729
2024	4,650,787
Thereafter	9,004,892
Total	$32,160,919

The intangible assets held by the Company are the Stendra® product, Timm Medical product, and PTV product and are being amortized over their estimated useful lives of 10 years, 12 years, and 12 years, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of December 31, 2020 are $24.6 million, $5.9 million and $1.6 million, respectively. The carrying value of the Stendra® product, Timm Medical product, and PTV product as of December 31, 2019 were $30.0 million, $6.9 million and $1.9 million, respectively.